Restructuring charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended						13 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008 Person	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring charge, pre-tax	$ 89	$ 28	[1]	$ 150	[1]
Operational Efficiency Initiatives 2011
Restructuring Cost and Reserve [Line Items]
Estimated reduction in workforce due to restructuring, number of positions	1,500
Estimated reduction in workforce due to restructuring, percentage of positions	3.00%
Restructuring charge, pre-tax	107
Severance cost	78
Operating lease-related items and consulting costs	29
Global Location Strategy 2009
Restructuring Cost and Reserve [Line Items]
Estimated reduction in workforce due to restructuring, number of positions	2,400
Restructuring charge, pre-tax	(15)	35		139
Severance cost				102
Asset write-offs and expenses to the closing of offices				37
Additional charges/(recovery)	(15)	35
Workforce Reduction Program 2008
Restructuring Cost and Reserve [Line Items]
Estimated reduction in workforce due to restructuring, number of positions						1,800
Restructuring charge, pre-tax	(3)	(7)		11		181
Additional charges/(recovery)	$ (3)	$ (7)					$ 11

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.